Note 31 - Financial Instruments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
31	Financial instruments

i)	Credit risk

Exposure to credit risk

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

Carrying amount	December 31, 2019	December 31, 2018

Zimbabwe	3, 123	3,639
Jersey, Channel Islands	2,003	-
Other regions	20	10
	5,146	3,649

31	Financial instruments (continued)

ii)	Liquidity risk

The following are the contractual maturities of financial liabilities, including contractual interest payments and excluding the impact of netting agreements.

Non-derivative financial liabilities

December 31, 2019	Carrying amount	12 months or less	1-3 Years
Trade and other payables	5,116	5,116	-
Term loan facility	2,471	-	2,471
	7,587	5,116	2,471

December 31, 2018	Carrying amount	12 months or less	1-3 Years
Trade and other payables	7,493	7,493	-
Term loan facility	5,960	-	5,960
	13,453	7,493	5,960

iii)	Currency risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currency that it transacts in and the functional currency. The results of the Group’s operations are subject to currency transaction risk and currency translation risk. The operating results and financial position of the Group are reported in US Dollar in the Group’s consolidated financial statements.

The fluctuation of the US Dollar in relation to other currencies that entities within the Group may
transact in will consequently have an effect upon the profitability of the Group and may
also effect the value of the Group’s assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company.
To reduce exposure to currency transaction risk,
the Group regularly reviews the currency in which it spends its cash to identify and avoid specific expenditures in currencies that experiences inflationary pressures. Further the Group aims to maintain cash and cash equivalents in US Dollar to avoid foreign exchange exposure and to meet short-term liquidity requirements.

Sensitivity analysis
As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the group that have a different functional currency and foreign currency.

	2019 $‘000		2018 $‘000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	57	4,176	57	8,147
Trade and other receivables	-	1,735	-	126
Trade and other payables	-	(179)	-	(345)
Term loan	-	(2,471)	-	(5,960)
Overdraft	-	(490)	-	-
	57	2,771	57	1,968

A reasonably possible strengthening or weakening of
5%
of the various functional currencies against the foreign currencies, would have the following equal or opposite effect on profit or loss and equity for the group:

	2019 $‘000		2018 $’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	3	199	3	388
Trade and other receivables	-	82	-	6
Trade and other payables	-	9	-	(16)
Term loan	-	(117)	-	(283)
Overdraft	-	(23)	-	-
	3	150	3	95

iv)	Interest rate risk

The group's interest rate risk arises from Loans and borrowings, overdraft facility and cash held. The Loans and borrowings, overdraft facility and cash held have variable interest rate borrowings. Variable rate borrowings expose the group to cash flow interest rate risk. The group has not
entered into interest rate swap agreements.

The Group’s assets and liabilities exposed to interest rate fluctuations as at year end is summarised as follows:

	2019	2018
Cash and cash equivalents	9,383	11,187
Term loan	(2,471)	(5,960)
Overdraft	(490)	-

Interest rate risk arising is offset by available cash and cash e quivalents. The table below
summarises
the effect of a change in finance cost on the Group’s profit or loss and equity, had the rates charged differed.

Sensitivity analysis – Cash and cash equivalents	2019	2018
Increase by 100 basis points	94	111
Decrease by 100 basis points	(94)	(111)

Sensitivity analysis – Term loan	2019	2018

Increase by 100 basis points	(25)	(60)
Decrease by 100 basis points	25	60

Sensitivity analysis – Overdraft	2019	2018

Increase by 100 basis points	(5)	-
Decrease by 100 basis points	5	-